FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 27,179	$ 19,555
Financial assets, at fair value	27,179	19,598
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	146,083	100,015
Financial liabilities, at fair value	147,180	102,284
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	8,390	5,139
Financial assets, at fair value	8,390	5,139
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	6,227	4,800
Financial assets, at fair value	6,227	4,843
Government bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	88	49
Financial assets, at fair value	88	49
Corporate bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	905	643
Financial assets, at fair value	905	643
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	1,037	662
Financial assets, at fair value	1,037	662
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets, carrying value	2,379	1,832
Financial assets, at fair value	2,379	1,832
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	1,818	1,614
Financial assets, at fair value	1,818	1,657
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	12,562	9,616
Financial assets, at fair value	12,562	9,616
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	6,409	5,659
Financial liabilities, at fair value	6,467	6,087
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	103,209	63,721
Financial liabilities, at fair value	104,291	65,399
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,600	9,009
Financial liabilities, at fair value	8,557	9,172
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	111,809	72,730
Financial liabilities, at fair value	112,848	74,571
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	23,989	17,965
Financial liabilities, at fair value	23,989	17,965
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,876	3,661
Financial liabilities, at fair value	3,876	3,661
Derivatives [member] | Accounts receivable and other
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value	$ 1,500	$ 630